Segment reporting (Details 2) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Total	$ 1,998,421	$ 0
United States of America [Member]
Total	1,998,421	0
PRC [Member]
Total	696,978	941,131
Indonesia [Member]
Total	$ 39,994,353	$ 40,604,689